Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Basis of preparation

Basis for Preparation

These consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (IFRS) published by the International Accounting Standards Board (IASB) as adopted by the European Union (EU). In addition, the consolidated financial statements comply with the recommendation of the Swedish Financial Reporting Board RFR 1, Supplementary Accounting Regulations for Groups.

The accounting policies stated below have, unless otherwise stated, been applied consistently over all periods presented in the consolidated financial statements. The Group’s accounting policies have been applied consistently by the Group’s companies. The consolidated financial statements provide comparative information in respect of the previous period.

Functional Currency and Reporting Currency

Functional Currency and Reporting Currency

The Parent Company’s functional currency is Swedish Kronor (SEK), which is also the presentation currency of the Group. This means that the financial statements are presented in Swedish kronor (SEK) and all amounts, unless otherwise stated, are rounded to the nearest thousand (SEK 000s).

Basis for Valuation and Current versus Non-Current Classification

Basis for Valuation and Current versus Non-Current Classification

The consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets (including derivative financial instrument) and contingent consideration that have been measured at fair value through profit or loss

The Group presents assets and liabilities in the statement of financial position based on current/non-current classification. An asset is current when it is expected to be realized within twelve months after the reporting period. All other assets are classified as non-current. A liability is current when it is due to be settled within twelve months after the reporting period. The Group classifies all other liabilities as non-current.

Basis of consolidation

Basis for Consolidation

The consolidated financial statements comprise the financial statements of the Parent Company and its subsidiaries as of December 31, 2020. Control is achieved when the Parent Company has power over the investee, the Parent Company is exposed to or has rights to variable returns from its involvement in the investee, and the Parent Company has the ability to use its power over the investee to affect the amount of the investor’s returns, which normally means that the Parent Company owns more than half of the number of votes for all of the shares and participations.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes of the control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.

All subsidiaries are consolidated using the acquisition method. The cost of an acquisition is measured as the fair value of assets that have been provided as payment along with any liabilities taken over or which have arisen at the acquisition date. With the acquisition method, the fair value of acquired identifiable assets, assumed liabilities and contingent liabilities in a business combination, regardless of the scope of any non-controlling interest, are measured at fair value as of the acquisition date. Any surplus arising from the difference between cost and fair value of identifiable acquired assets, liabilities and contingent liabilities is recognized as goodwill. If the cost amount is less than the fair value of the acquired net assets, it is recognized in the consolidated statements of income.

Subsidiaries that were acquired during the financial year are included in the consolidated financial statements as soon as the controlling interest has been transferred to the Group. Subsidiaries that were disposed during the financial year are included in the consolidated financial statements up until the date when the controlling interest no longer exists.

For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative and selling expenses in the consolidated statements of income.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

New and Amended Standards and Interpretations

New and Amended Standards and Interpretations

Updated standards and interpretations from IASB and IFRIC interpretations that came into effect for the year ended December 31, 2020 have had no material impact on the Group. The Group has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.

Future Standards and New Interpretation

Future Standards and New Interpretations

Other future or altered standards or interpretations that the IASB has published are not expected to have any significant impact on the financial statements for the Group.

Revenue

Revenue

The Group recognizes revenue as the identified performance obligations are performed. The Group’s revenue for the year ended December 31, 2020 consisted of revenues for the delivery of trial-related drugs within the framework of the out-licensing of Nefecon in connection with the agreement with Everest Medicines to Greater China and Singapore. Revenue for the provision of drugs for conducting clinical trials was recognized at a point in time, which occurred when control over the drug was transferred to Everest Medicines. Calliditas has completed all performance obligations within the agreement as of the delivery of study-related drugs to Everest Medicines for the year ended December 31, 2020. Variable remuneration (for example, attributable to future regulatory milestones) is not included in the transaction price while there is significant uncertainty as to whether these will occur. Revenue is recognized when these milestones occur. Compensation attributable to sales-based milestones or royalties are not recognized until the sale that results in the right to milestones or royalties arises.

Financial Income

Financial Income

Financial income consists of interest income and foreign exchange gains. Interest income is recognized in accordance with the effective interest method. Effective interest is the interest that discounts estimated future receipts and payments during a financial instrument’s anticipated duration to the financial asset’s or liability’s recognized net value.

The calculation contains all costs included in the effective interest paid by the parties to the contract, transaction costs and all other premiums and discounts. Dividends received are recognized when the right to receive a dividend has been established. Foreign exchange gains and losses are netted.

Research and Development

Research and Development

Research and development expenses consist primarily of costs incurred for the Group’s development activities, including the development of the Group’s product candidates. The Group expenses research and development costs as incurred. The Group recognizes external development costs based on an evaluation of the progress to completion of specific tasks using information provided by Calliditas’ service providers. Payments for these activities are based on the terms of the individual agreements, which may differ from the pattern of costs incurred, and are reflected in the consolidated financial statements as a prepaid expense or accrued expense. Research and development tax credits are recognized in Sweden and in France. In Sweden tax credits are recognized on social security costs and in France tax credits are recognized on accredited suppliers. These research and development tax credits are recognized as an offset to research and development expenses in the consolidated statements of income.

Administrative and Selling

Administrative and Selling

Administrative and selling expenses consist of salaries and other related costs for personnel in the Group’s executive, finance, corporate and business development and administrative functions. Administrative and selling expenses also include professional fees for legal, patent, accounting, auditing, tax and consulting services, related travel expenses and facility-related expenses, which include allocated expenses for rent and maintenance of facilities and other operating costs.

Employee Benefits

Employee Benefits

Short-term benefits

Current employee benefits such as salaries, social security costs, vacation pay and bonuses are expensed during the period in which employees perform the service.

Pensions

The Group has both defined-contribution and defined-benefit pension plans, and most employees are covered by and recognized in the defined-contribution pension plans. Employees in France and Switzerland are covered by defined-benefit pension plans. All other employees were covered by defined-contribution pension plans. See Note 27 Pension Liabilities for more information.

Defined-contribution pension plans

A defined-contribution pension plan is a pension plan according to which the Group pays fixed premiums to a separate legal entity. The Group does not have any legal or informal obligation to pay further premiums if this legal entity does not have sufficient assets to pay the full remuneration to employees corresponding to their service during the current or previous periods. The Group therefore has no further risk. The Group’s obligations relating to fees for defined-contribution plans are expensed in profit or loss as they are accrued due to the employee performing services for the Group over a period.

Defined-benefit pension plans

In defined-benefit plans, the pension is determined as a percentage of the pensionable final salary, based on the employee’s length of service and average final salary. The Group is responsible for ensuring that the established benefits are paid out. The defined-benefit pension obligations are recognized in the consolidated statements of financial position as the net total of the estimated present value of the obligations and the fair value  of the plan assets, which are recognized as a provision or a non-current financial receivable. For defined-benefit plans, pension expense and commitments are calculated using the applicable principles of IAS 19. This calculation is performed annually by independent actuaries. The Group’s obligations are measured at the present value of expected future payments.

Actuarial gains and losses may arise in connection with the determination of the present value of the obligations and the fair value of plan assets. These arise either because the fair value differs from the previous assumption, or the assumptions change. Actuarial gains and losses are recognized in the consolidated statements of comprehensive income in the period in which they arise. Interest expense, less the estimated return on plan assets, is classified as a financial expense. Other cost items in the pension expense are charged to operating profit.

Severance pay

An expense for remuneration in connection with termination of employment of personnel is recognized only if the Group is committed, without any realistic possibility of withdrawal, by a formal detailed plan to eliminate a position in advance of when that position would normally expire. When remuneration is paid as an offer to encourage voluntary termination of employment, the cost is recognized if it is probable that the offer will be accepted and the number of employees that will accept the offer can be reliably estimated.

Share-based payments

Share-based payments in the Group refers to option programs and performance-based share award programs, which are regulated by equity instruments. In cases where the fair value of the instrument exceeds what the employee paid, the difference is recognized as a personnel cost. The fair value of options is determined at the allotment date using the BlackScholes model for pricing of options. The valuation of the performance share awards is based on a discounted model with Monte Carlo simulation of the share price’s development for the share-related parts and with estimated probabilities for the outcome of the market conditions. The cost is recognized, together with a corresponding increase in equity, during the period in which the service conditions are met, up to and including, the date on which the employees concerned are fully eligible for compensation.

Social security costs attributable to equity-related instruments to employees as remuneration for purchased services shall be expensed over the periods during which the services are performed. The cost should then be measured using the same valuation model used when the options were issued. The provision recognized must be revalued at each reporting period on the basis of a calculation of the social security costs that may be paid when the instruments are resolved.

Leases

Leases

The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities for future remaining lease payments and right-of-use assets representing the right to use the underlying assets.

Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.

Right-of-use assets are depreciated on a straight-line basis over the estimated lease term, which currently is two to three years for the Group’s leases.

Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments less any lease incentives receivable and variable lease payments that depend on an index or a rate. In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the commencement date, because the interest rate implicit in the lease is not readily determinable. Following the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, or a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments). The Group’s lease liabilities are included in other non-current liabilities and other current liabilities in the consolidated statements of financial position (see Note 8 Leases and 20 Financial and Non-Financial Assets and Liabilities).

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of equipment (i.e., those leases that have a lease term of twelve months or less from the commencement date). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low value assets are recognized as an expense on a straight-line basis over the lease term.

Financial Expenses

Financial Expenses

Financial expenses mainly consist of realized and unrealized losses on foreign exchange derivative instruments and unrealized foreign exchange losses. Foreign exchange gains and losses are netted.

Taxes

Taxes

Income tax comprises current tax and deferred tax. Income tax is recognized in net profit for the year, except when the underlying transaction is recognized in other comprehensive income or equity with the related tax effect recognized in other comprehensive income and in equity.

Current tax is the tax that is to be paid or received in the current year, with the application of the tax rates that have been enacted or substantively enacted by the end of the reporting period. Current tax also includes adjustments of current tax attributable to prior periods.

Deferred tax is recognized on all temporary differences that arise between the tax value of assets and liabilities and their carrying amounts. Temporary differences attributable to participations in Group companies is not recognized, since it is unlikely that such a reversal will take place in the foreseeable future.

The valuation of deferred tax is based on how the underlying assets or liabilities are expected to be realized or settled. Deferred tax is measured with the application of the tax rates and tax rules decided or announced on the closing date, and that are expected to apply when the deferred tax asset in question is realized or the deferred tax liability is settled. Deferred tax liabilities and deferred tax assets are offset as far as possible within the framework of local laws and regulations on taxation.

Deferred tax assets on deductible temporary differences and loss  carryforwards are recognized only to the extent that it is probable that it will be possible to utilize these, or to the extent that there are temporary differences which these can be utilized to offset. A provision for deferred tax assets will be recognized when it is no longer deemed probable that they can be utilized.

Intangible Assets

Intangible Assets

Intangible assets in the Group consist of licenses and similar rights and goodwill.

Licenses and similar rights

The acquisition of Genkyotex SA resulted in the Group acquiring the rights to the NOX platform and the vaccine platform (SIIL agreement), as well as goodwill.

The NOX platform, including the lead compound setanaxib, enables the identification of orally available small molecules which selectively inhibit specific NOX enzymes that amplify multiple disease processes such as fibrosis and inflammation. The vaccine platform (SIIL agreement) is an out-license agreement with Serum Institute of India (SIIL) for the use of a vaccine technology.

In the prior year the Group had acquired the product candidate Budenofalk 3 mg oral capsule from the German pharmaceutical company Dr Falk Pharma GmbH for development of the pipeline portfolio related to orphan liver disease, such as AIH, in the United States.

Intangible assets with a finite useful life are recognized at initial recognition at cost less accumulated amortization and any accumulated impairment losses. Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. When determining the amortized amount of the assets, the residual value of the asset is taken into account, when applicable.

Goodwill

Goodwill arising in a business combination comprises the difference between the cost of the business combination and the fair value of identifiable assets acquired, liabilities assumed, and any contingent liabilities recognized at the acquisition date. Goodwill on business combinations is included in intangible assets and measured at cost less any accumulated impairment losses. Goodwill is allocated to the cash-generating units, which is the full Group, and tested annually for impairment requirement, or whenever there is any indication of impairment. There is no amortization of goodwill and impairment of goodwill is not reversed.

Research and development expenses

Development expenditures are recognized as an intangible asset when related development projects meet the criteria for capitalization. The most important criteria for capitalization are that the final product of the development process will generate future economic benefits or the ability of cost-savings capacity, including the technical feasibility of completing the intangible asset. Research and development expense are otherwise recognized as operating expenses. Market approval has not yet been obtained for the Group’s products and, accordingly, the Group deems that the conditions for capitalizing development expenditures are not met.

Amortization

Amortization of the intangible assets begins when the asset can be used, that is, when it is in the place and in the condition required to be able to use it in the manner intended by the Group’s management.

The Group’s expected finite useful life is:

- Licenses and similar rights – 6-15 years

Until market approval from regulatory authorities has been granted, amortization of “Licenses and Similar Rights” will not commence. As market approval has not yet been obtained, no other costs have been capitalized. Following market approval from regulatory authorities, “Licenses and Similar Rights” will be amortized on a straight-line basis over the expected useful life. Until a market approval of the product has been obtained, the asset is assessed for impairment at least once a year, or when there is an indication that the asset may be impaired.

Equipment

Equipment

Equipment is recognized in the consolidated statement of financial position at cost less accumulated depreciation and impairment. Such cost includes the cost price and expenses directly attributable to the asset. Repairs and maintenance costs are expensed as incurred, while expenses for improvements are recognized as investments and added to the cost of the assets.

An item of equipment and any significant part initially recognized is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of income when the asset is derecognized.

Depreciation

Equipment is depreciated on a straight-line basis over the expected useful life.

The Group’s expected useful life is:

- Equipment — 5 years

The residual values, useful lives, and methods of depreciation of equipment are reviewed at each financial year and adjusted prospectively, if appropriate. If there is an indication that an asset needs to be impaired, the asset is written down to its recoverable amount if this is lower than the carrying amount. The recoverable amount corresponds to the highest of net realizable value and value in use.

Impairment of Non-Financial Assets

Impairment of Non-Financial Assets

Goodwill and intangible assets not yet available for use, are not amortized but the Group assesses for impairment at each reporting date, or when there is an indication that an asset may be impaired. Equipment that is depreciated is assessed for impairment whenever events or changes in circumstances indicate that the carrying amount is not recoverable.

An impairment loss is made by the amount by which the asset’s carrying amount exceeds its recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash generating units’ (“CGU”) fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.

The Group bases its impairment measurement on intangible assets on a probability-adjusted cash flow model. The value of licenses is measured by estimating the expected future cash flows and present value adjustments to take into account the development risk. The valuation takes into account cash flow from potential commercialization during the expected useful life and does not include calculation of any residual value thereafter. The most critical assumptions mainly consist of assumptions about the timing of potential commercialization, market size, market share and probability of reaching the market.

When assessing the impairment requirement for goodwill, this is grouped at the lowest levels for which there are separately identifiable cash flows. Calliditas has made the assessment that the Group’s operations as a whole comprise a cash-generating unit.

Impairment losses of continuing operations are recognized in the statement of income in expense categories consistent with the function of the impaired asset.

A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years.

Financial Assets and Financial Liabilities

Financial Assets and Financial Liabilities

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. Financial instruments are classified at initial recognition, including on the basis of the purpose for which the instrument was acquired and managed. This classification determines the valuation of the instruments.

Initial recognition and measurement of financial assets

The Group’s financial assets consist of long-term receivables, derivatives, other current receivables and cash, all of which, except derivatives, are classified at amortized cost. Derivatives are classified at fair value through profit or loss.

The instruments are classified into:

-  Amortized cost, or

-  Fair value through profit or loss

Financial assets at amortized cost are initially measured at fair value with the addition of transaction costs. Following the initial recognition, the assets are measured at amortized cost less a provision for losses on expected credit losses. Assets classified at amortized cost are held according to the business model to collect contractual cash flows that are only payments of capital amount and interest on the outstanding capital amount.

Initial recognition and measurement of financial liabilities

The Group’s financial liabilities consist of contingent consideration related to business combinations, accounts payable and other current liabilities, all of which, except contingent consideration, are classified as amortized cost. Contingent consideration related to business combinations is classified at fair value through profit or loss.

The instruments are classified into:

– Amortized cost, or

– Fair value through profit or loss

Financial liabilities at amortized costs are initially measured at fair value, net of transaction costs. Subsequently periods are measured at amortized cost using the effective interest (EIR) method. Financial liabilities classified at fair value are measured both initially and in subsequent periods at fair value in the Group’s consolidated statements of financial position, where changes in fair value are recognized in the Group’s consolidated statements of income. The components of the change in fair value relating to exchange rate effects are recognized in net financial items and other changes in fair value are recognized in operating profit or loss.

Recognition and derecognition

A financial asset or financial liability is recognized in the consolidated statement of financial position when the Group becomes a party in accordance with the contractual terms of the instrument. Debt is recognized when the counterparty has performed and a contractual obligation exists to pay, even if an invoice has not yet been received.

A financial asset is derecognized from the consolidated statement of financial position when the rights in the agreement are realized, expire or the Group loses control of them. A financial liability is derecognized from the consolidated statement of financial position when the contractual obligation is fulfilled or otherwise extinguished. The same applies to part of a financial asset or financial liability.

Gains and losses from derecognition from the consolidated statement of financial position are recorded in the consolidated statement of income.

A financial asset and financial liability are offset and recognized with a net amount in the consolidated statement of financial position only when there is a legal right to set off the amounts and that there is an intention to settle the items with a net amount or to simultaneously realize the asset and settle the debt.

Impairment of financial assets

The Group’s impairment model is based on expected credit losses and takes into account forward-looking information. The valuation of expected credit losses takes into account any collateral and other credit enhancements in the form of guarantees. See Note 21 Financial Risks for information on considerations relating to accounts receivable and deposits.

Cash	Cash Cash are entirely comprised of cash at banks.
Equity

Equity

Common shares, other contributed capital and retained earnings are classified as equity. Financial instruments that meet the criteria for classification as equity are recognized as equity even if the financial instrument is legally structured as a liability. Transaction costs that are directly attributable to the issue of new shares or options are recognized net after tax in equity as a deduction from the issue proceeds.

Warrants

Warrants

The Group has only issued warrants that were transferred at fair value. Premiums received for warrants granted to acquire shares in companies within the Group are recorded as additions to equity, based on the warrant premium, at the date when the warrant was transferred to the counterparty.

Option Program

Option Program

The Group has issued an option program which constitutes share-based payments. The cost for the remuneration that is recognized in a period is dependent on the original valuation that was made on the date on which the contracts with the participants in the incentive programs were concluded, the number of months of service required for vesting of their options (accruals are made over this period), the number of options that are expected to be vested under the terms of the plans and a continuous reassessment of the value of the tax benefits for the participants under the plans (for determining provisions for social security expenses). Those estimates which affect the cost in a period and the corresponding increase in equity mainly refer to inputs for the valuation of the options. All the options are classified as equity-settled, as vested options are settled in equity. When the options are exercised, the company issues new shares.

Provisions

Provisions

A provision differs from other liabilities in that there is uncertainty about the time of payment or the amount of the amount to settle the provision. A provision is recognized in the statement of financial position when there is an existing legal or informal obligation arising from past events, and it is likely that an outflow of financial resources will be required to settle the obligation and a reliable estimate of the amount can be made. The amount recognized is the best estimate of what is required to settle the existing obligation on the balance sheet date. Where the effect of when payment is made in time is significant, provisions are calculated by discounting the expected future cash flow.

Contingent Liabilities

Contingent Liabilities

A contingent liability is disclosed when there is a possible commitment originating from events that have occurred and whose occurrence is confirmed by one or several uncertain future events. An obligation arising from past events whose existence will be confirmed by the occurrence or non-occurrence of one or more uncertain future events is not recognized as a liability or provision.

Foreign Currency

Foreign Currency

Transactions in foreign currency

Transactions in foreign currency are translated to the functional currency at the exchange rate on the date of the transaction. Monetary assets and liabilities in foreign currency are translated to the functional currency at the exchange rate that applies on the closing date. Exchange rate differences arising on translation are recognized in net profit for the year. Foreign exchange gains and losses on operating receivables and liabilities are recognized in operating profit, while foreign exchange gains and losses on financial receivables and liabilities are recognized as financial items.

Translation from foreign operations

Assets and liabilities in foreign operations are translated from the functional currency of the operations to the Group’s presentation currency at the exchange rate applicable on the closing date. Income and expenses in a foreign operation are translated to SEK at the average exchange rate which corresponds to an approximation of the exchange rates prevailing on each individual transaction date. Translation differences arising in the translation of foreign operations’ functional currencies are recognized in the consolidated statements of comprehensive income.

Earnings Per Share

Earnings per Share

The calculation of earnings per share is based on the Group’s net loss for the year and on the weighted-average number of common shares outstanding during the year. In calculating earnings per share after dilution, earnings and the average number of shares are adjusted for the dilutive effects of potential common shares. Earnings per share is not adjusted for any dilution that results in a profit per share after dilution that is higher than profit per share before dilution, or loss per share that is lower than loss per share before dilution.

Cash Flow

Cash Flow

The consolidated statement of cash flows is prepared in accordance with the indirect method. The recognized cash flow includes only transactions that involve inflows and outflows, divided into operating activities, investing activities and financing activities. Cash flows from inflows and outflows are recognized at gross amounts, except for transactions comprising large inflows and outflows that pertain to items that are traded quickly and have short terms.

Segment Information

Segment Information

An operating segment is a part of the Group that conducts business activities from which it can generate revenue and incur costs, and for which independent financial information is available. Identification of segments is based on internal reporting to the chief operating decision maker (“CODM”). The CODM for the Group is the Chief Executive Officer (“CEO”). The Group does not divide its operations into different segments and the CODM operates and manages the Group’s entire operations as one segment, which is consistent with the Group’s internal organization and reporting system. The Group’s revenue is attributable to the Parent Company in Sweden and the non-current assets are located in Sweden, France and Switzerland.